Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.
CIK	dei_EntityCentralIndexKey	0001760077
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2025
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Preferred Securities and Income SMA Shares | Preferred Securities and Income SMA Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISHX